Other non-current assets - third parties (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other non current assets

	As of December 31
	2024	2025
	US$	US$
Contract cost assets	—	26,620
Others	3,880	3,569
Prepayments and other current assets	3,880	30,189